Intangible Assets (Details 1) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2017		$ 156
2018		141
2019		127
2020		126
2021		126
After 2021		196
Total	$ 791	$ 872	$ 104	$ 161